Consolidated Statement of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 6,284	$ 19,176
Other investment	136	154
Restricted deposits	24	0
Receivables	670	2,782
Total current assets	7,114	22,112
Non-current assets
Restricted deposits	331	405
Other investment	1,156	1,355
Right-of-use asset	3,400	407
Intangible assets	0	13,453
Fixed assets, net	3,315	2,922
Total non-current assets	8,202	18,542
Total Assets	15,316	40,654
Current liabilities
Trade payables	745	382
Other payables	2,303	2,239
Current maturities of lease liabilities	394	165
Derivative instrument	882	0
Total current liabilities	4,324	2,786
Non-current liabilities
Long-term lease liabilities	3,109	246
Total non-current liabilities	3,109	246
Capital
Share capital and premium on shares	73,234	69,610
Capital reserves	3,811	3,708
Currency translation differences reserve	(1,424)	1,275
Accumulated deficit	(67,738)	(36,971)
Total capital	7,883	37,622
Total liabilities and capital	$ 15,316	$ 40,654